Concentrations	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentrations

NOTE 5 - CONCENTRATIONS

The Company received grants from the government agency and represents 100% of their income for the year ended December 31, 2013. The Company had no contract income for the year ended December 31, 2014.